Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 7: Related Party Transactions

Amounts due to shareholder

In February 2010, the Company provided a loan of $100,000 at an annualized interest rate of 3% to its shareholder. The loan, plus $1,000 in interest, was repaid by the shareholder in July 2010.

Leased administrative facilities

During 2009 and from January through June of 2010, the Company’s then sole shareholder leased certain administrative facilities to the Company. Rent expense on the facilities during the years ended December 31, 2011 and 2010 was $0 and $1,800, respectively. In lieu of rental payments, the Company paid for certain repairs and maintenance on the facilities. Additionally, the Company paid for additional repairs and maintenance and improvements on the facilities totaling $0 and $72,885 for the years ended December 31 2011 and 2010, respectively, which was deemed compensation to the Company’s shareholder. In July 2010 the Company started paying rent of $300 on a month to month basis to a third party for use of the Company’s corporate headquarters. As of December 31, 2011, the Company pays approximately $8,000 per month in total rent for 3 offices in Cambridge, MA, Kiev, Ukraine, and Odessa, Ukraine, under lease agreements between one and three months.